JPMORGAN TRUST II

270 Park Avenue

New York, New York 10017

August 24, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

the Funds listed in Appendix A (the “Funds”)

File Nos. 002-95973 and 811-04236

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated as indicated in Appendix A. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated August 21, 2017 for the Funds.

If you have any questions, please call the undersigned at (614) 213-4020.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

Appendix A

Prospectuses dated November 1, 2016, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectus dated July 31, 2017

J.P. Morgan U.S. Equity Funds

JPMorgan Small Cap Growth Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase